Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2021	May 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued payroll		$ 458,858	$ 331,172
Refund liability	[1]	164,353	94,006
Payable for purchase of property and equipment		79,132	65,335
Amounts reimbursable to employees	[2]	24,983	12,674
Accrued advertising fees		23,607	20,231
VAT payable		17,358	2,881
Rent payable		17,980	13,857
Refundable deposits	[3]	16,263	14,819
Refundable fees received from students	[4]	12,999	15,955
Welfare payable		12,593	12,612
Other taxes payable		8,779	1,785
Accrued professional service fees		8,278	6,199
Royalty fees payable	[5]	7,967	6,696
Payable for investments and acquisitions		6,536	3,917
Others	[6]	48,545	32,480
Total		$ 908,231	$ 634,619

[1]	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.
[2]	Amounts reimbursable to employees include travelling and the business related expenses.
[3]	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
[4]	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.
[5]	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
[6]	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.